UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-23063)

Horizon Funds
(Exact name of registrant as specified in charter)

6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
(Address of principal executive offices) (Zip code)

Matthew Chambers
Horizon Funds
6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277
(Name and address of agent for service)

(866) 371-2399
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2019

Date of reporting period:  February 28, 2019

Item 1. Schedule of Investments.

Horizon Active Asset Allocation Fund
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 98.4%
	Exchange Traded Funds - 98.4%
504,079	Invesco S&P 500 Equal Weight ETF (b)		$52,449,420
610,086	iShares Edge MSCI USA Quality Factor ETF		52,900,557
620,298	iShares Emerging Markets Dividend ETF		25,308,158
922,149	iShares MSCI Japan ETF		50,128,020
889,050	SPDR Portfolio Developed World ex-US ETF		25,862,464
2,144,486	SPDR Portfolio Emerging Markets ETF		75,314,348
2,119,146	SPDR Portfolio S&P 500 Growth ETF (a)		77,009,766
2,523,671	SPDR Portfolio S&P 500 Value ETF		76,012,971
1,710,827	SPDR Portfolio Small Cap ETF		52,932,987
785,355	SPDR S&P Emerging Markets Dividend ETF		24,982,143
	TOTAL EXCHANGE TRADED FUNDS (Cost - $505,981,441)		512,900,834

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% *
	PURCHASED CALL OPTIONS - 0.2%
	Consumer Discretionary Select Sector SPDR Fund
3,000	Expiration: March 2019, Exercise Price $113.50 **	$33,063,000	139,500
	Deutsche Bank AG
4,000	Expiration: July 2019, Exercise Price $12 **	3,696,000	70,000
	Financial Select Sector SPDR Fund
5,000	Expiration: March 2019, Exercise Price $27 **	13,260,000	65,000
	Industrial Select Sector SPDR Fund
5,000	Expiration: April 2019, Exercise Price $80 **	38,170,000	155,000
	Invesco QQQ Trust Series 1
1,500	Expiration: March 2019, Exercise Price $175 **	25,978,500	195,000
	iShares MSCI EAFE ETF
2,500	Expiration: March 2019, Exercise Price $64.50 **	16,067,500	76,250
	S&P 500 Index (c)
1,100	Expiration: June 2019, Exercise Price $3,100 **	306,293,900	264,000
	SPDR S&P 500 ETF Trust
2,000	Expiration: March 2019, Exercise Price $281 **	55,736,000	15,000
2,000	Expiration: March 2019, Exercise Price $285 **	55,736,000	67,000
	SPDR S&P Oil & Gas Exploration & Production ETF (c)
5,000	Expiration: April 2019, Exercise Price $33 **	14,890,000	157,500
	TOTAL PURCHASED CALL OPTIONS (Cost - $2,279,368)		1,204,250

	PURCHASED PUT OPTIONS - 0.1%
	iShares China Large-Cap ETF
7,000	Expiration: March 2019, Exercise Price $38 **	30,541,000	3,500
5,000	Expiration: March 2019, Exercise Price $43 **	21,815,000	230,000
	NN, Inc.
1,000	Expiration: March 2019, Exercise Price $5 **	991,000	7,500
	SPDR S&P 500 ETF Trust
2,500	Expiration: March 2019, Exercise Price $245 **	69,670,000	26,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,260,076)		267,250

	TOTAL PURCHASED OPTIONS (Cost - $3,539,444)		1,471,500

Shares
	SHORT-TERM INVESTMENTS - 1.2%
	Money Market Funds - 1.2%
6,233,991	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.29% +		6,233,991
	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,233,991)		6,233,991

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.8%
	Money Market Funds - 5.8%
30,160,800	First American Government Obligations Fund, Class Z, 2.29% +		30,160,800
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $30,160,800)		30,160,800

	TOTAL INVESTMENTS - 105.7% (Cost - $545,915,676)		550,767,125
	Liabilities In Excess Of Other Assets - (5.7)%		(29,787,268)
	NET ASSETS - 100.0%		$520,979,857

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares MSCI Emerging Markets ETF
4,000	Expiration: March 2019, Exercise Price $42.50 **	$16,976,000	$178,000
	S&P 500 Index
1,100	Expiration: June 2019, Exercise Price $3,200 **	306,293,900	134,750
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $300,034)		312,750

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% ^
	SPDR S&P Oil & Gas Exploration & Production ETF
5,000	Expiration: April 2019, Exercise Price $27 **	14,890,000	227,500
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $288,327)		227,500

	TOTAL WRITTEN OPTIONS (Premiums Received - $588,361)		$540,250

Percentages are stated as a percent of net assets.
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2019.
^ Less than 0.1%.
(a) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $50,876,000.
(b) All or a portion of this security is out on loan as of February 28, 2019.
(c) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 90.3%
	Exchange Traded Funds - 90.3%
326,494	Invesco S&P 500 Equal Weight ETF	$33,971,701
671,664	iShares Edge MSCI USA Quality Factor ETF (b)	58,239,985
805,333	iShares Emerging Markets Dividend ETF (b)	32,857,586
1,195,196	iShares MSCI Japan ETF	64,970,855
1,502,290	iShares Short Treasury Bond ETF (b)	166,063,136
1,151,263	SPDR Portfolio Developed World ex-US ETF (b)	33,490,241
2,820,566	SPDR Portfolio Emerging Markets ETF	99,058,278
2,121,004	SPDR Portfolio S&P 500 Growth ETF	77,077,285
2,205,768	SPDR Portfolio S&P 500 Value ETF (a) (b)	66,437,732
2,216,273	SPDR Portfolio Small Cap ETF	68,571,487
1,019,713	SPDR S&P Emerging Markets Dividend ETF (b) (c)	32,437,071
768,251	X-Trackers Russell 1000 Comprehensive Factor ETF (b) (c)	24,891,332
676,604	X-Trackers Russell 1000 US QARP ETF (b) (c)	17,774,387
	TOTAL EXCHANGE TRADED FUNDS (Cost - $758,068,017)	775,841,076

	COMMON STOCKS - 6.9%
	Advertising - 0.1%
22,703	Interpublic Group of Cos., Inc.	522,850
3,165	Omnicom Group, Inc.	239,591
		762,441
	Aerospace/Defense - 0.0% ^
212	General Dynamics Corp.	36,087
738	Harris Corp.	121,718
154	Northrop Grumman Corp.	44,654
225	Raytheon Co.	41,963
258	TransDigm Group, Inc. **	111,995
		356,417
	Agriculture - 0.0% ^
1,671	Archer-Daniels-Midland Co.	71,017

	Airlines - 0.1%
3,281	Alaska Air Group, Inc.	202,438
3,251	American Airlines Group, Inc.	115,833
851	Delta Air Lines, Inc.	42,193
1,212	Southwest Airlines Co.	67,920
787	United Continental Holdings, Inc. **	69,106
		497,490
	Apparel - 0.2%
6,552	Capri Holdings Ltd. **	298,771
26,094	Hanesbrands, Inc.	485,088
2,229	PVH Corp.	255,978
1,702	Ralph Lauren Corp., Class A	213,039
10,569	Under Armour, Inc., Class A **	238,331
724	VF Corp.	63,249
		1,554,456
	Auto Manufacturers - 0.0% ^
5,674	Ford Motor Co.	49,761
1,337	PACCAR, Inc.	90,649
		140,410
	Auto Parts & Equipment - 0.1%
1,386	Aptiv PLC	115,191
5,694	BorgWarner, Inc.	231,233
14,836	Goodyear Tire & Rubber Co.	293,456
		639,880
	Banks - 0.2%
738	Bank of New York Mellon Corp.	38,730

1,103	BB&T Corp.	56,220
604	Capital One Financial Corp.	50,482
3,909	Citizens Financial Group, Inc.	144,398
2,127	Comerica, Inc.	185,283
4,364	Fifth Third Bancorp	120,359
10,648	Huntington Bancshares, Inc.	153,438
7,207	KeyCorp	127,276
558	M&T Bank Corp.	96,567
1,080	Northern Trust Corp.	100,656
8,695	Regions Financial Corp.	142,598
1,061	State Street Corp.	76,254
1,457	SunTrust Banks, Inc.	94,516
817	SVB Financial Group **	201,930
5,029	Zions Bancorp NA	256,982
		1,845,689
	Beverages - 0.0% ^
312	Constellation Brands, Inc., Class A	52,778
2,294	Molson Coors Brewing Co.	141,448
1,166	Monster Beverage Corp. **	74,426
		268,652
	Biotechnology - 0.1%
843	Alexion Pharmaceuticals, Inc. **	114,083
104	Biogen, Inc. **	34,113
671	Celgene Corp. **	55,774
146	Illumina, Inc. **	45,664
2,244	Incyte Corp. **	193,500
131	Regeneron Pharmaceuticals, Inc. **	56,427
277	Vertex Pharmaceuticals, Inc. **	52,284
		551,845
	Building Materials - 0.1%
7,442	Fortune Brands Home & Security, Inc.	350,667
1,805	Johnson Controls International PLC	63,662
859	Martin Marietta Materials, Inc.	161,320
5,871	Masco Corp.	220,515
1,297	Vulcan Materials Co.	144,564
		940,728
	Chemicals - 0.1%
289	Air Products & Chemicals, Inc.	52,361
2,537	Albemarle Corp.	231,603
3,801	CF Industries Holdings, Inc.	160,402
2,235	Eastman Chemical Co.	184,812
2,167	FMC Corp.	193,946
809	International Flavors & Fragrances, Inc.	103,148
613	LyondellBasell Industries NV, Class A	52,424
4,766	Mosaic Co.	149,033
656	PPG Industries, Inc.	73,452
114	Sherwin-Williams Co.	49,385
		1,250,566
	Commercial Services - 0.4%
285	Automatic Data Processing, Inc.	43,613
526	Cintas Corp.	108,672
263	Ecolab, Inc.	44,423
1,402	Equifax, Inc.	153,533
712	FleetCor Technologies, Inc. **	166,095
1,353	Gartner, Inc. **	192,532
1,274	Global Payments, Inc.	166,104
11,196	H&R Block, Inc.	270,383
1,696	IHS Markit Ltd. **	90,176
442	Moody's Corp.	76,519
7,663	Nielsen Holdings PLC	200,771
11,751	Quanta Services, Inc.	418,806
3,959	Robert Half International, Inc.	269,964
3,633	Rollins, Inc.	144,085

229	S&P Global, Inc. (b)	45,885
1,789	Total System Services, Inc.	168,882
1,762	United Rentals, Inc. **	237,148
776	Verisk Analytics, Inc.	98,110
15,565	Western Union Co.	278,146
		3,173,847
	Computers - 0.2%
894	Cognizant Technology Solutions Corp., Class A	63,456
2,651	DXC Technology Co.	174,595
2,515	Fortinet, Inc. **	218,277
8,803	Hewlett Packard Enterprise Co.	144,193
3,182	HP, Inc.	62,781
2,419	NetApp, Inc.	157,719
4,908	Seagate Technology PLC	228,516
5,141	Western Digital Corp.	258,592
		1,308,129
	Cosmetics/Personal Care - 0.1%
47,785	Coty, Inc., Class A (b)	525,635
268	Estee Lauder Cos., Inc., Class A	42,060
		567,695
	Distribution/Wholesale - 0.1%
2,836	Copart, Inc. **	166,388
1,945	Fastenal Co. (b)	122,418
7,232	LKQ Corp. **	200,327
338	WW Grainger, Inc.	103,012
		592,145
	Diversified Financial Services - 0.3%
3,371	Affiliated Managers Group, Inc.	369,495
1,638	Alliance Data Systems Corp.	283,374
1,087	Ameriprise Financial, Inc.	143,082
1,578	CBOE Global Markets, Inc.	151,346
1,405	Discover Financial Services	100,612
3,323	E*TRADE Financial Corp.	162,794
3,644	Franklin Resources, Inc.	118,831
510	Intercontinental Exchange, Inc.	39,347
14,116	Invesco Ltd.	273,145
16,516	Jefferies Financial Group, Inc.	334,779
1,500	Nasdaq, Inc.	137,355
2,056	Raymond James Financial, Inc.	169,784
4,090	Synchrony Financial	133,375
822	T. Rowe Price Group, Inc.	82,553
		2,499,872
	Electric - 0.3%
11,380	AES Corp.	196,077
3,647	Alliant Energy Corp.	167,288
1,488	Ameren Corp.	106,005
550	American Electric Power Co., Inc.	44,632
3,919	CenterPoint Energy, Inc.	118,119
2,215	CMS Energy Corp.	120,496
829	Consolidated Edison, Inc.	68,351
439	Dominion Energy, Inc.	32,526
683	DTE Energy Co.	84,391
1,495	Edison International	89,536
1,166	Entergy Corp.	108,823
1,774	Evergy, Inc.	99,184
1,145	Eversource Energy	79,932
789	Exelon Corp.	38,338
2,212	FirstEnergy Corp.	90,139
3,726	NRG Energy, Inc.	155,300
5,347	PG&E Corp. **	91,059
1,825	Pinnacle West Capital Corp.	171,076
2,628	PPL Corp.	84,543
1,158	Public Service Enterprise Group, Inc.	68,102

468	Sempra Energy	56,366
764	Southern Co.	37,963
1,012	WEC Energy Group, Inc.	77,195
1,205	Xcel Energy, Inc.	66,106
		2,251,547
	Electrical Components & Equipment - 0.0% ^
1,462	AMETEK, Inc.	116,346
700	Emerson Electric Co.	47,705
		164,051
	Electronics - 0.3%
1,324	Agilent Technologies, Inc.	105,178
2,523	Allegion PLC	226,969
1,084	Amphenol Corp., Class A	101,863
2,981	Corning, Inc. (b)	103,769
8,022	FLIR Systems, Inc.	412,732
1,016	Fortive Corp.	82,875
1,899	Garmin Ltd.	159,459
3,143	Keysight Technologies, Inc. **	265,301
237	Mettler-Toledo International, Inc. **	161,376
2,860	PerkinElmer, Inc.	269,298
1,099	TE Connectivity Ltd.	90,217
718	Waters Corp. **	173,914
		2,152,951
	Engineering & Construction - 0.1%
10,569	Fluor Corp.	397,395
3,126	Jacobs Engineering Group, Inc.	230,636
		628,031
	Environmental Control - 0.1%
6,161	Pentair PLC	262,089
879	Republic Services, Inc.	68,940
12,253	Stericycle, Inc. ** (b)	546,239
456	Waste Management, Inc.	46,170
		923,438
	Food - 0.1%
7,044	Conagra Brands, Inc.	164,618
1,754	General Mills, Inc.	82,666
662	Hershey Co.	73,270
1,633	Hormel Foods Corp.	70,807
1,513	J.M. Smucker Co.	160,242
1,365	Kellogg Co.	76,795
791	Sysco Corp.	53,432
1,565	Tyson Foods, Inc., Class A	96,498
		778,328
	Forest Products & Paper - 0.0% ^
2,482	International Paper Co.	113,725

	Gas - 0.0% ^
6,377	NiSource, Inc.	172,051

	Hand/Machine Tools - 0.0% ^
1,311	Snap-on, Inc.	209,760
724	Stanley Black & Decker, Inc.	95,879
		305,639
	Healthcare Products - 0.2%
445	ABIOMED, Inc. **	148,852
533	Align Technology, Inc. **	138,031
824	Baxter International, Inc.	61,577
612	Cooper Cos., Inc.	175,026
5,904	Dentsply Sirona, Inc.	246,551
401	Edwards Lifesciences Corp. **	67,885
1,979	Henry Schein, Inc. **	117,355
3,972	Hologic, Inc. **	187,280
618	IDEXX Laboratories, Inc. **	130,416

75	Intuitive Surgical, Inc. **	41,071
1,076	ResMed, Inc.	110,215
210	Stryker Corp.	39,587
1,600	Varian Medical Systems, Inc. **	214,976
864	Zimmer Biomet Holdings, Inc.	107,240
		1,786,062
	Healthcare Services - 0.1%
1,342	Centene Corp. **	81,714
4,226	DaVita, Inc. **	240,459
358	HCA Healthcare, Inc.	49,776
164	Humana, Inc.	46,747
750	IQVIA Holdings, Inc. **	105,075
1,140	Laboratory Corp. of America Holdings **	168,994
1,936	Quest Diagnostics, Inc.	167,561
1,405	Universal Health Services, Inc.	195,056
666	WellCare Health Plans, Inc. **	168,884
		1,224,266
	Home Builders - 0.1%
3,182	DR Horton, Inc.	123,748
2,764	Lennar Corp., Class A	132,617
7,498	PulteGroup, Inc.	202,446
		458,811
	Home Furnishings - 0.1%
8,603	Leggett & Platt, Inc.	390,748
1,961	Whirlpool Corp.	277,501
		668,249
	Household Products/Wares - 0.1%
2,360	Avery Dennison Corp.	254,974
1,508	Church & Dwight Co., Inc.	99,226
539	Clorox Co.	85,178
368	Kimberly-Clark Corp.	42,994
		482,372
	Housewares - 0.0% ^
8,555	Newell Brands, Inc.	138,848

	Insurance - 0.4%
1,058	Aflac, Inc.	51,990
693	Allstate Corp.	65,405
1,179	American International Group, Inc.	50,933
322	Aon PLC, Class A	55,233
1,659	Arthur J Gallagher & Co.	133,185
3,373	Assurant, Inc.	347,385
13,997	Brighthouse Financial, Inc. **	541,964
1,691	Cincinnati Financial Corp.	146,813
858	Everest Re Group Ltd.	194,002
2,402	Hartford Financial Services Group, Inc.	118,563
2,852	Lincoln National Corp.	178,307
2,531	Loews Corp.	120,526
509	Marsh & McLennan Cos., Inc.	47,347
994	MetLife, Inc.	44,919
2,977	Principal Financial Group, Inc.	156,709
762	Progressive Corp.	55,550
591	Prudential Financial, Inc.	56,647
2,595	Torchmark Corp.	214,243
430	Travelers Cos., Inc.	57,151
8,814	Unum Group	329,291
525	Willis Towers Watson PLC	90,311
		3,056,474
	Internet - 0.1%
1,920	eBay, Inc.	71,328
732	Expedia Group, Inc.	90,263
1,359	F5 Networks, Inc. **	228,502
135	Netflix, Inc. **	48,344

9,325	TripAdvisor, Inc. **	495,810
6,077	Twitter, Inc. **	187,050
792	VeriSign, Inc. **	141,008
		1,262,305
	Iron/Steel - 0.0% ^
1,816	Nucor Corp.	109,995

	Leisure Time - 0.1%
876	Carnival Corp.	50,598
7,735	Harley-Davidson, Inc.	287,123
3,723	Norwegian Cruise Line Holdings Ltd. ** (b)	206,738
766	Royal Caribbean Cruises Ltd.	90,756
		635,215
	Lodging - 0.0% ^
989	Hilton Worldwide Holdings, Inc.	82,186
371	Marriott International, Inc.	46,475
5,080	MGM Resorts International	135,890
1,382	Wynn Resorts Ltd.	174,878
		439,429
	Machinery - Diversified - 0.1%
543	Cummins, Inc.	83,671
226	Deere & Co. (b)	37,073
2,121	Dover Corp.	192,014
8,013	Flowserve Corp.	355,857
559	Rockwell Automation, Inc.	99,815
212	Roper Technologies, Inc.	68,614
2,002	Xylem, Inc.	151,251
		988,295
	Media - 0.2%
197	Charter Communications, Inc. **	67,947
11,222	Discovery, Inc., Class A ** (b)	324,316
12,751	DISH Network Corp., Class A ** (b)	414,535
48,482	News Corp., Class B	645,296
		1,452,094
	Mining - 0.0% ^
10,232	Freeport-McMoRan, Inc.	131,993
2,302	Newmont Mining Corp.	78,544
		210,537
	Miscellaneous Manufacturing - 0.1%
4,609	AO Smith Corp.	239,345
746	Eaton Corp PLC	59,509
291	Illinois Tool Works, Inc.	41,927
746	Ingersoll-Rand PLC	78,748
516	Parker-Hannifin Corp.	90,899
2,931	Textron, Inc.	159,153
		669,581
	Office/Business Equipment - 0.1%
21,941	Xerox Corp.	677,977

	Oil & Gas - 0.3%
1,687	Anadarko Petroleum Corp.	73,384
5,820	Apache Corp.	193,108
6,693	Cabot Oil & Gas Corp.	164,782
4,439	Cimarex Energy Co.	319,208
774	Concho Resources, Inc.	85,140
6,774	Devon Energy Corp.	199,901
355	EOG Resources, Inc.	33,370
6,452	Helmerich & Payne, Inc.	349,698
3,469	Hess Corp.	200,682
3,667	HollyFrontier Corp.	187,750
10,146	Marathon Oil Corp.	168,424
693	Marathon Petroleum Corp.	42,973
9,524	Noble Energy, Inc.	210,957

575	Occidental Petroleum Corp.	38,036
492	Phillips 66	47,409
566	Pioneer Natural Resources Co.	79,778
704	Valero Energy Corp.	57,418
		2,452,018
	Oil & Gas Services - 0.1%
6,682	Baker Hughes & GE Co., Class A	176,271
2,584	Halliburton Co.	79,303
6,137	National Oilwell Varco, Inc.	172,695
9,188	TechnipFMC PLC	204,801
		633,070
	Packaging & Containers - 0.1%
2,402	Ball Corp.	131,582
2,448	Packaging Corp of America	234,004
8,458	Sealed Air Corp.	368,938
4,467	Westrock Co.	166,976
		901,500
	Pharmaceuticals - 0.1%
299	Allergan PLC	41,175
3,044	Cardinal Health, Inc.	165,411
738	McKesson Corp.	93,844
4,642	Mylan NV **	122,502
9,963	Nektar Therapeutics **	403,900
8,795	Perrigo Co. PLC	428,317
542	Zoetis, Inc., Class A	51,073
		1,306,222
	Pipelines - 0.0% ^
2,962	Kinder Morgan, Inc.	56,752
1,340	ONEOK, Inc.	86,108
2,774	Williams Cos., Inc.	74,038
		216,898
	Real Estate - 0.0% ^
2,957	CBRE Group, Inc., Class A **	147,140

	Real Estate Investment Trusts - 0.5%
1,099	Alexandria Real Estate Equities, Inc.	149,343
222	American Tower Corp.	39,105
5,062	Apartment Investment & Management Co.	247,684
369	AvalonBay Communities, Inc.	71,818
784	Boston Properties, Inc.	104,029
323	Crown Castle International Corp.	38,356
671	Digital Realty Trust, Inc.	75,904
6,472	Duke Realty Corp.	191,377
156	Equinix, Inc.	66,066
971	Equity Residential	71,553
383	Essex Property Trust, Inc.	107,179
1,467	Extra Space Storage, Inc.	140,744
1,459	Federal Realty Investment Trust	194,908
4,131	HCP, Inc.	127,111
7,524	Host Hotels & Resorts, Inc.	147,546
5,291	Iron Mountain, Inc.	187,407
16,441	Kimco Realty Corp.	289,197
6,021	Macerich Co.	262,516
1,487	Mid-America Apartment Communities, Inc.	154,023
732	Prologis, Inc.	51,284
217	Public Storage	45,893
1,326	Realty Income Corp.	91,706
2,727	Regency Centers Corp.	177,937
509	SBA Communications Corp. **	91,905
210	Simon Property Group, Inc.	38,044
2,797	SL Green Realty Corp.	253,744
3,555	UDR, Inc.	157,913
1,215	Ventas, Inc.	76,241

2,092	Vornado Realty Trust	140,813
859	Welltower, Inc.	63,832
4,422	Weyerhaeuser Co.	110,064
		3,965,242
	Retail - 0.3%
802	Advance Auto Parts, Inc.	129,748
79	AutoZone, Inc. **	74,179
2,013	Best Buy Co., Inc.	138,575
2,121	CarMax, Inc. **	131,714
309	Chipotle Mexican Grill, Inc. ** (b)	187,727
1,134	Darden Restaurants, Inc.	127,133
492	Dollar General Corp.	58,282
779	Dollar Tree, Inc. **	75,041
4,738	Foot Locker, Inc.	282,006
5,511	Gap, Inc.	139,979
1,054	Genuine Parts Co.	114,654
2,077	Kohl's Corp.	140,260
7,631	L Brands, Inc.	199,474
5,196	Macy's, Inc.	128,809
3,927	Nordstrom, Inc.	185,669
150	O'Reilly Automotive, Inc. **	55,794
585	Ross Stores, Inc.	55,476
4,259	Tapestry, Inc.	148,809
646	Target Corp.	46,925
1,932	Tiffany & Co.	183,617
1,692	Tractor Supply Co.	161,332
412	Ulta Beauty, Inc. **	128,746
551	Yum! Brands, Inc.	52,069
		2,946,018
	Savings & Loans - 0.0% ^
20,109	People's United Financial, Inc.	357,136

	Semiconductors - 0.2%
6,566	Advanced Micro Devices, Inc. **	154,498
771	Analog Devices, Inc. (b)	82,466
2,252	Applied Materials, Inc.	86,342
3,028	IPG Photonics Corp. **	469,431
1,799	KLA-Tencor Corp.	207,767
771	Lam Research Corp.	135,765
1,774	Microchip Technology, Inc. (b)	154,107
1,915	Micron Technology, Inc. **	78,285
4,560	Qorvo, Inc. **	319,839
2,606	Skyworks Solutions, Inc.	212,806
1,141	Xilinx, Inc.	142,967
		2,044,273
	Shipbuilding - 0.0% ^
1,009	Huntington Ingalls Industries, Inc.	211,295

	Software - 0.3%
2,257	Activision Blizzard, Inc.	95,110
3,357	Akamai Technologies, Inc. **	233,849
1,205	ANSYS, Inc. **	213,598
600	Autodesk, Inc. **	97,806
1,902	Broadridge Financial Solutions, Inc.	192,578
4,000	Cadence Design Systems, Inc. **	229,000
2,079	Cerner Corp. **	116,320
1,432	Citrix Systems, Inc.	151,076
791	Covetrus, Inc. **	28,309
1,989	Electronic Arts, Inc. **	190,506
626	Fidelity National Information Services, Inc.	67,702
989	Fiserv, Inc. **	83,758
214	Intuit, Inc.	52,886
1,673	Jack Henry & Associates, Inc.	221,890

897	MSCI, Inc.		165,694
1,367	Paychex, Inc.		105,286
1,990	Synopsys, Inc. **		202,343
3,002	Take-Two Interactive Software, Inc. **		261,955
			2,709,666
	Telecommunications - 0.1%
680	Arista Networks, Inc. **		193,970
14,757	CenturyLink, Inc.		194,645
8,289	Juniper Networks, Inc.		224,466
971	Motorola Solutions, Inc.		138,969
			752,050
	Textiles - 0.0% ^
1,392	Mohawk Industries, Inc. **		189,479

	Toys/Games/Hobbies - 0.1%
1,687	Hasbro, Inc.		143,226
42,063	Mattel, Inc. ** (b)		606,549
			749,775
	Transportation - 0.1%
1,581	CH Robinson Worldwide, Inc.		142,891
1,961	Expeditors International of Washington, Inc.		146,977
221	FedEx Corp.		40,001
1,574	JB Hunt Transport Services, Inc.		169,473
1,624	Kansas City Southern		176,431
254	Norfolk Southern Corp.		45,542
			721,315
	Water - 0.0% ^
1,076	American Water Works Co., Inc.		109,343

	TOTAL COMMON STOCKS (Cost - $56,573,544)		59,183,990

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.3% *
	PURCHASED CALL OPTIONS - 0.2%
	Deutsche Bank AG
6,000	Expiration: July 2019, Exercise Price $12 **	$ 5,544,000	105,000
	Financial Select Sector SPDR Fund
5,000	Expiration: March 2019, Exercise Price $27 **	13,260,000	65,000
	Industrial Select Sector SPDR Fund
7,000	Expiration: April 2019, Exercise Price $80 **	53,438,000	217,000
	iShares MSCI EAFE ETF
3,500	Expiration: March 2019, Exercise Price $64.50 **	22,494,500	106,750
	S&P 500 Index (d)
100	Expiration: March 2019, Exercise Price $2,775 **	27,844,900	270,000
2,000	Expiration: June 2019, Exercise Price $3,100 **	556,898,000	480,000
	SPDR S&P Oil & Gas Exploration & Production ETF
8,000	Expiration: April 2019, Exercise Price $33 **	23,824,000	252,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,907,100)		1,495,750

	PURCHASED PUT OPTIONS - 0.1%
	CBOE Volatility Index (d)
5,000	Expiration: March 2019, Exercise Price $15 **	7,390,000	387,500
	iShares China Large-Cap ETF
10,000	Expiration: March 2019, Exercise Price $38 **	43,630,000	5,000
10,000	Expiration: March 2019, Exercise Price $43 **	43,630,000	460,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,062,361)		852,500

	TOTAL PURCHASED OPTIONS (Cost - $2,969,461)		2,348,250

Shares
	SHORT-TERM INVESTMENTS - 2.3%
	Money Market Funds - 2.3%
20,007,284	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.29% +		20,007,284
	TOTAL SHORT-TERM INVESTMENTS (Cost - $20,007,284)		20,007,284

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.8%
	Money Market Funds - 3.8%
32,542,112	First American Government Obligations Fund, Class Z, 2.29% +		32,542,112
	TOTAL MONEY MARKET FUNDS (Cost - $32,542,112)		32,542,112

	TOTAL INVESTMENTS - 103.6% (Cost - $870,160,418)		889,922,712
	Liabilities In Excess Of Other Assets - (3.6)%		(31,081,372)
	NET ASSETS - 100.0%		$858,841,340

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares MSCI Emerging Markets ETF
5,000	Expiration: March 2019, Exercise Price $42.50 **	$ 21,220,000	$222,500
	S&P 500 Index
2,000	Expiration: June 2019, Exercise Price $3,200 **	556,898,000	245,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $442,215)		467,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.0)% ^
	CBOE Volatility Index
10,000	Expiration: March 2019, Exercise Price $14 **	14,780,000	325,000
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $214,603)		325,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $656,818)		$792,500

Percentages are stated as a percent of net assets.
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2019.
^ Less than 0.1%.
(a) All or a portion of the security is segregated as collateral for written options. The value of the securities segregrated as collateral for written options is $35,541,600.
(b) All or a portion of this security is out on loan as of February 28, 2019.
(c) Affiliated Security. Please refer to Note 3 of the Notes to Financial Statements.
(d) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Income Fund
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares		Value
	INVESTMENT COMPANIES - 93.9%
	Exchange Traded Funds - 93.9%
360,000	iShares 7-10 Year Treasury Bond ETF (b)	$37,479,600
138,696	Janus Henderson Mortgage-Backed Securities ETF (c)	7,036,048
925,000	SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	25,289,500
910,853	SPDR Doubleline Total Return Tactical ETF (a) (b)	43,538,773
750,761	SPDR Portfolio Intermediate Term Corporate Bond ETF	25,285,631
640,000	WisdomTree Yield Enhanced U.S. Aggregate Bond Fund (c)	31,238,400
145,279	X-Trackers Short Duration High Yield Bond ETF (c)	7,151,359
1,280,656	X-Trackers USD High Yield Corporate Bond ETF	63,277,213
	TOTAL EXCHANGE TRADED FUNDS (Cost - $239,632,400)	240,296,524

	PREFERRED STOCKS - 4.2%
	Banks - 2.6%
7,323	Bank of America Corp., Series CC, 6.20%	190,105
11,048	Bank of America Corp., Series EE, 6.00% (b)	287,800
2,595	Bank of America Corp., Series W, 6.63%	66,172
11,418	Bank of America Corp., Series Y, 6.50%	296,868
23,264	BB&T Corp., Series E, 5.63%	581,135
33,941	Capital One Financial Corp., Series G, 5.20%	837,664
20,237	Citigroup, Inc., Series J, 7.13%	553,482
7,807	Citigroup, Inc., Series S, 6.30%	205,949
14,596	Goldman Sachs Group, Inc., Series D, 4.00%	273,675
6,127	JPMorgan Chase & Co., Series AA, 6.10%	158,873
7,914	JPMorgan Chase & Co., Series P, 5.45%	198,879
2,882	JPMorgan Chase & Co., Series T, 6.70%	72,050
11,610	JPMorgan Chase & Co., Series Y, 6.13%	300,815
4,281	PNC Financial Services Group, Inc., 6.13%	113,447
11,697	State Street Corp., Class D, 5.90%	304,122
35,811	State Street Corp., Class G, 5.35%	917,120
30,445	Webster Financial Corp., Series F, 5.25%	715,153
21,305	Wells Fargo & Co., Series X, 5.50%	529,642
		6,602,951
	Insurance - 0.5%
19,441	Allstate Corp., Series G, 5.63%	483,692
25,436	MetLife, Inc., Series E, 5.63%	640,479
		1,124,171
	Metal Fabricate/Hardware - 0.0% ^
1,075	Rexnord Corp., Series A, 5.75%	60,222

	Real Estate Investment Trusts - 0.4%
11,661	AGNC Investment Corp., 7.00%	298,172
29,329	Annaly Capital Management, Inc., 6.95%	736,744
		1,034,916
	Telecommunications - 0.7%
32,351	AT&T, Inc., 5.35%	811,363
22,376	Qwest Corp., 6.75% (b)	537,695
22,574	Qwest Corp., 6.50%	512,430
		1,861,488
	TOTAL PREFERRED STOCKS (Cost - $10,826,680)	10,683,748

	CONVERTIBLE PREFERRED STOCKS - 0.5%
	Agriculture - 0.0% ^
1,013	Bunge Ltd., 4.88%, Perpetually Convertible		98,514

	Hand/Machine Tools - 0.1%
1,534	Stanley Black & Decker, Inc., 5.38%, May 15, 2020		147,111

	Healthcare Products - 0.4%
15,030	Becton Dickinson & Co., Series A, 6.13%, May 1, 2020		927,501

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,163,036)		1,173,126

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1%
	PURCHASED CALL OPTIONS - 0.1%
	iShares 20+ Year Treasury Bond ETF (d)
2,000	Expiration: June 2019, Exercise Price $123 **	24,004,000	223,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $463,084)		223,000

	TOTAL PURCHASED OPTIONS (Cost - $463,084)		223,000
Shares
	SHORT TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
2,879,695	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.29% +		2,879,695
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,879,695)		2,879,695

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.8%
	Money Market Funds - 15.8%
40,512,675	First American Government Obligations Fund, Class Z, 2.29% +		40,512,675
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $40,512,675)		40,512,675

	TOTAL INVESTMENTS - 115.6% (Cost - $295,477,570)		295,768,768
	Liabilities In Excess Of Other Assets - (15.6)%		(39,856,685)
	NET ASSETS - 100.0%		$255,912,083

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)%
	iShares 20+ Year Treasury Bond ETF
4,000	Expiration: June 2019, Exercise Price $127 **	$48,008,000	$186,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $433,842)		186,000

	TOTAL WRITTEN OPTIONS (Premiums Received - $433,842)		$186,000

Percentages are stated as a percent of net assets.
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2019.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for written options. The value of the security segregrated as collateral for written options is $33,460,000.
(b) All or a portion of this security is out on loan as of February 28, 2019.
(c) Affiliated Security. Please refer to Note 3 of the Notes to Portfolio of Investments.
(d) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Active Dividend Fund
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 87.7%
	Aerospace/Defense - 3.2%
10,616	Lockheed Martin Corp.	$3,284,697

	Auto Manufacturers - 1.9%
16,273	Toyota Motor Corp. - ADR **	1,969,684

	Banks - 10.4%
84,557	BNP Paribas SA - ADR	2,163,814
69,542	HSBC Holdings PLC - ADR	2,839,400
194,528	ING Groep NV - ADR (a)	2,571,660
14,231	JPMorgan Chase & Co.	1,485,147
177,008	Nordea Bank Abp - ADR	1,612,543
		10,672,564
	Beverages - 1.4%
22,402	Molson Coors Brewing Co., Class B	1,381,307

	Chemicals - 11.7%
53,230	CF Industries Holdings, Inc.	2,246,306
54,681	DowDuPont, Inc.	2,910,669
24,020	Eastman Chemical Co.	1,986,214
26,857	LyondellBasell Industries NV, Class A	2,296,811
	Commercial Services - 1.8%
75,251	H&R Block, Inc.	1,817,312

	Cosmetics/Personal Care - 1.9%
35,680	Unilever PLC - ADR	1,899,246

	Entertainment - 2.7%
160,560	International Game Technology PLC	2,769,660

	Food - 6.0%
28,335	J.M. Smucker Co.	3,000,960
56,299	Kellogg Co.	3,167,382
		6,168,342
	Machinery - Diversified - 3.0%
20,154	Cummins, Inc.	3,105,530

	Miscellaneous Manufacturing - 1.5%
28,120	Siemens AG - ADR	1,535,071

	Oil & Gas - 11.8%
29,479	BP PLC - ADR	1,257,279
12,912	Exxon Mobil Corp.	1,020,435
87,747	Imperial Oil Ltd. (a)	2,376,189
24,774	Phillips 66	2,387,223
105,562	Repsol SA - ADR	1,823,583
31,183	Royal Dutch Shell PLC, Class B - ADR	1,983,551

36,828	Suncor Energy, Inc.		1,269,093
			12,117,353
	Oil & Gas Services - 5.4%
105,561	Baker Hughes & GE Co., Class A		2,784,699
125,271	TechnipFMC PLC		2,792,291
			5,576,990
	Packaging & Containers - 1.9%
51,642	Westrock Co.		1,930,378

	Pharmaceuticals - 6.2%
17,682	Allergan PLC		2,434,988
47,286	GlaxoSmithKline PLC - ADR		1,908,463
14,656	Johnson & Johnson		2,002,596
			6,346,047
	Retail - 9.1%
41,174	Gap, Inc.		1,045,819
11,933	Home Depot, Inc.		2,209,276
79,320	Tapestry, Inc.		2,771,441
34,640	Tiffany & Co.		3,292,186
			9,318,722
	Semiconductors - 4.1%
4,294	Broadcom, Inc.		1,182,396
29,468	QUALCOMM, Inc.		1,573,296
17,956	Skyworks Solutions, Inc.		1,466,287
			4,221,979
	Telecommunications - 0.8%
35,909	NTT DoCoMo, Inc. - ADR **		836,859

	Transportation - 2.9%
96,184	Deutsche Post AG - ADR		2,984,589

	TOTAL COMMON STOCKS (Cost - $87,754,361)		89,946,823

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% *
	PURCHASED CALL OPTIONS - 0.1%
	S&P 500 Index (b)
225	Expiration: June 2019, Exercise Price $3,100 **	62,651,025	54,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $50,085)		54,000

	TOTAL PURCHASED OPTIONS (Cost - $50,085)		54,000
Shares
	SHORT-TERM INVESTMENTS - 10.5%
	Money Market Funds - 10.5%
10,775,907	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.29% +		10,775,907
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,775,907)		10,775,907

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.8%
	Money Market Funds - 2.8%
2,857,457	First American Government Obligations Fund, Class Z, 2.29% +		2,857,457
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $2,857,457)		2,857,457

	TOTAL INVESTMENTS - 101.1% (Cost - $101,437,810)		103,634,187
	Liabilities In Excess Of Other Assets - (1.1)%		(1,133,339)
	NET ASSETS - 100.0%		$102,500,848

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - 0.0% * ^
	SCHEDULE OF WRITTEN CALL OPTIONS - 0.0% ^
	S&P 500 Index
225	Expiration: June 2019, Exercise Price $3,200 **	$62,651,025	$27,563
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $24,165)		27,563

	TOTAL WRITTEN OPTIONS (Premiums Received - $24,165)		$27,563

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; rate reflects seven-day yield on February 28, 2019.
^ Less than 0.1%
(a) All or a portion of this security is out on loan as of February 28, 2019.
(b) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Defined Risk Fund
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Aerospace/Defense - 2.8%
1,952	Boeing Co. (a)	$858,802
1,014	General Dynamics Corp.	172,603
399	Harris Corp.	65,807
968	Lockheed Martin Corp.	299,509
588	Northrop Grumman Corp.	170,496
968	Raytheon Co.	180,532
166	TransDigm Group, Inc. **	72,059
3,552	United Technologies Corp. (a)	446,380
		2,266,188
	Agriculture - 1.1%
6,507	Altria Group, Inc.	341,032
1,926	Archer-Daniels-Midland Co.	81,855
5,399	Philip Morris International, Inc. (a)	469,389
		892,276
	Airlines - 0.5%
1,576	American Airlines Group, Inc.	56,153
2,370	Delta Air Lines, Inc.	117,505
1,926	Southwest Airlines Co.	107,933
929	United Continental Holdings, Inc. **	81,575
		363,166
	Apparel - 0.7%
5,494	Nike, Inc., Class B (a)	471,000
1,366	VF Corp.	119,334
		590,334
	Auto Manufacturers - 0.5%
13,788	Ford Motor Co.	120,921
4,882	General Motors Co.	192,741
1,200	PACCAR, Inc.	81,360
		395,022
	Auto Parts & Equipment - 0.1%
907	Aptiv PLC	75,381

	Banks - 6.6%
33,880	Bank of America Corp. (a)	985,230
3,413	Bank of New York Mellon Corp.	179,114
2,641	BB&T Corp.	134,612
1,629	Capital One Financial Corp.	136,152
8,421	Citigroup, Inc. (a)	538,776
1,624	Citizens Financial Group, Inc.	59,990
546	Comerica, Inc.	47,562
2,269	Fifth Third Bancorp	62,579
1,320	Goldman Sachs Group, Inc.	259,644
3,658	Huntington Bancshares, Inc.	52,712
11,483	JPMorgan Chase & Co. (a)	1,198,366
3,554	KeyCorp	62,764
462	M&T Bank Corp.	79,954
5,932	Morgan Stanley	249,025
752	Northern Trust Corp.	70,086
1,576	PNC Financial Services Group, Inc.	198,607
3,795	Regions Financial Corp.	62,238
1,311	State Street Corp.	94,222
1,541	SunTrust Banks, Inc.	99,965
16,273	Wells Fargo & Co. (a)	811,860
		5,383,458

	Beverages - 1.8%
14,775	Coca-Cola Co. (a)	669,898
642	Constellation Brands, Inc., Class A	108,601
1,902	Monster Beverage Corp. **	121,405
4,901	PepsiCo, Inc. (a)	566,752
		1,466,656
	Biotechnology - 2.1%
758	Alexion Pharmaceuticals, Inc. **	102,580
2,195	Amgen, Inc. (a)	417,226
681	Biogen, Inc. **	223,375
2,404	Celgene Corp. **	199,820
4,479	Gilead Sciences, Inc.	291,225
491	Illumina, Inc. **	153,570
358	Regeneron Pharmaceuticals, Inc. **	154,205
878	Vertex Pharmaceuticals, Inc. **	165,722
		1,707,723
	Building Materials - 0.3%
3,197	Johnson Controls International PLC	112,758
200	Martin Marietta Materials, Inc.	37,560
441	Vulcan Materials Co.	49,154
		199,472
	Chemicals - 1.8%
753	Air Products & Chemicals, Inc.	136,429
363	Albemarle Corp.	33,138
786	CF Industries Holdings, Inc.	33,169
7,917	DowDuPont, Inc. (a)	421,422
462	Eastman Chemical Co.	38,203
456	FMC Corp.	40,812
358	International Flavors & Fragrances, Inc.	45,645
1,900	Linde PLC	329,156
1,320	LyondellBasell Industries NV, Class A	112,886
1,313	Mosaic Co.	41,058
816	PPG Industries, Inc.	91,368
312	Sherwin-Williams Co.	135,158
		1,458,444
	Commercial Services - 1.9%
1,506	Automatic Data Processing, Inc.	230,463
358	Cintas Corp.	73,963
989	Ecolab, Inc.	167,052
401	Equifax, Inc.	43,914
292	FleetCor Technologies, Inc. **	68,118
539	Global Payments, Inc.	70,275
1,344	IHS Markit Ltd. **	71,460
642	Moody's Corp.	111,143
4,057	PayPal Holdings, Inc. **	397,870
1,121	Rollins, Inc.	44,459
857	S&P Global, Inc. (b)	171,717
615	Total System Services, Inc.	58,056
559	Verisk Analytics, Inc.	70,674
		1,579,164
	Computers - 5.0%
2,195	Accenture PLC, Class A	354,229
16,368	Apple, Inc. (a)	2,834,119
1,997	Cognizant Technology Solutions Corp., Class A	141,747
960	DXC Technology Co.	63,226
5,114	Hewlett Packard Enterprise Co.	83,767
5,463	HP, Inc.	107,785
3,137	International Business Machines Corp. (a)	433,314
891	NetApp, Inc.	58,093
		4,076,280

	Cosmetics/Personal Care - 1.5%
2,995	Colgate-Palmolive Co.	197,281
1,257	Estee Lauder Cos., Inc., Class A	197,273
8,620	Procter & Gamble Co. (a)	849,501
		1,244,055
	Distribution/Wholesale - 0.2%
799	Copart, Inc. **	46,877
982	Fastenal Co. (b)	61,807
185	WW Grainger, Inc.	56,383
		165,067
	Diversified Financial Services - 4.2%
2,938	American Express Co.	316,540
458	Ameriprise Financial, Inc.	60,286
551	BlackRock, Inc. (a)	244,214
4,676	Charles Schwab Corp.	215,143
1,235	CME Group, Inc.	224,659
1,146	Discover Financial Services	82,065
1,792	Franklin Resources, Inc.	58,437
1,978	Intercontinental Exchange, Inc.	152,603
3,552	MasterCard, Inc., Class A (a)	798,383
559	Nasdaq, Inc.	51,188
2,479	Synchrony Financial	80,840
816	T. Rowe Price Group, Inc.	81,951
6,983	Visa, Inc. (a)	1,034,322
		3,400,631
	Electric - 2.9%
824	Ameren Corp.	58,702
1,695	American Electric Power Co., Inc.	137,549
1,719	CenterPoint Energy, Inc.	51,811
964	CMS Energy Corp.	52,442
1,072	Consolidated Edison, Inc.	88,386
2,252	Dominion Energy, Inc.	166,851
615	DTE Energy Co.	75,989
2,458	Duke Energy Corp.	220,384
1,116	Edison International	66,837
612	Entergy Corp.	57,118
919	Evergy, Inc.	51,381
1,082	Eversource Energy	75,535
3,338	Exelon Corp.	162,193
1,755	FirstEnergy Corp.	71,516
1,643	NextEra Energy, Inc.	308,424
1,029	NRG Energy, Inc.	42,889
1,798	PG&E Corp. **	30,620
2,482	PPL Corp.	79,846
1,742	Public Service Enterprise Group, Inc.	102,447
936	Sempra Energy	112,732
3,502	Southern Co.	174,014
1,079	WEC Energy Group, Inc.	82,306
1,768	Xcel Energy, Inc.	96,993
		2,366,965
	Electrical Components & Equipment - 0.3%
786	AMETEK, Inc.	62,550
2,164	Emerson Electric Co.	147,477
		210,027
	Electronics - 1.2%
1,096	Agilent Technologies, Inc.	87,066
1,027	Amphenol Corp., Class A	96,507
2,751	Corning, Inc. (b)	95,762
1,146	Fortive Corp.	93,479
669	Garmin Ltd.	56,176
2,555	Honeywell International, Inc.	393,649

1,182	TE Connectivity Ltd.	97,031
249	Waters Corp. **	60,313
		979,983
	Engineering & Construction - 0.0%
485	Jacobs Engineering Group, Inc.	35,783

	Environmental Control - 0.3%
1,111	Republic Services, Inc.	87,136
1,473	Waste Management, Inc.	149,141
		236,277
	Food - 1.1%
2,058	General Mills, Inc.	96,994
717	Hershey Co.	79,358
1,842	Hormel Foods Corp.	79,869
1,182	Kellogg Co.	66,499
4,239	Kraft Heinz Co.	140,692
5,038	Mondelez International, Inc., Class A	237,592
1,796	Sysco Corp.	121,320
1,361	Tyson Foods, Inc., Class A	83,919
		906,243
	Forest Products & Paper - 0.1%
1,381	International Paper Co.	63,277

	Hand/Machine Tools - 0.1%
511	Stanley Black & Decker, Inc.	67,672

	Healthcare Products - 3.4%
6,056	Abbott Laboratories (a)	470,067
135	ABIOMED, Inc. **	45,158
257	Align Technology, Inc. **	66,555
1,826	Baxter International, Inc.	136,457
905	Becton Dickinson & Co.	225,155
2,411	Danaher Corp.	306,245
706	Edwards Lifesciences Corp. **	119,519
279	IDEXX Laboratories, Inc. **	58,877
384	Intuitive Surgical, Inc. **	210,282
4,672	Medtronic PLC	422,816
467	ResMed, Inc.	47,835
1,287	Stryker Corp.	242,612
1,376	Thermo Fisher Scientific, Inc.	357,168
681	Zimmer Biomet Holdings, Inc.	84,526
		2,793,272
	Healthcare Services - 2.0%
882	Anthem, Inc.	265,244
1,378	Centene Corp. **	83,906
1,179	HCA Healthcare, Inc.	163,928
462	Humana, Inc.	131,689
675	IQVIA Holdings, Inc. **	94,568
326	Laboratory Corp. of America Holdings **	48,326
3,310	UnitedHealth Group, Inc. (a)	801,748
		1,589,409
	Home Builders - 0.1%
1,292	DR Horton, Inc.	50,246
1,106	Lennar Corp., Class A	53,066
		103,312
	Household Products/Wares - 0.2%
1,179	Kimberly-Clark Corp.	137,743

	Insurance - 4.3%
2,620	Aflac, Inc.	128,747
1,179	Allstate Corp.	111,274

3,035	American International Group, Inc.	131,112
816	Aon PLC, Class A	139,968
621	Arthur J Gallagher & Co.	49,854
8,530	Berkshire Hathaway, Inc., Class B ** (a)	1,717,089
1,582	Chubb Ltd.	211,830
1,228	Hartford Financial Services Group, Inc.	60,614
726	Lincoln National Corp.	45,389
1,079	Loews Corp.	51,382
1,733	Marsh & McLennan Cos., Inc.	161,204
3,409	MetLife, Inc.	154,053
960	Principal Financial Group, Inc.	50,534
2,008	Progressive Corp.	146,383
1,428	Prudential Financial, Inc.	136,874
907	Travelers Cos., Inc.	120,549
434	Willis Towers Watson PLC	74,657
		3,491,513
	Internet - 10.0%
2,376	Alphabet, Inc., Class A ** (a)	2,676,683
1,676	Amazon.com, Inc. ** (a)	2,748,355
145	Booking Holdings, Inc. **	246,071
3,326	eBay, Inc.	123,561
502	Expedia Group, Inc.	61,902
9,972	Facebook, Inc., Class A ** (a)	1,609,979
1,500	Netflix, Inc. ** (a)	537,150
2,616	Twitter, Inc. **	80,520
407	VeriSign, Inc. **	72,462
		8,156,683
	Iron/Steel - 0.1%
1,082	Nucor Corp.	65,537

	Leisure Time - 0.3%
2,391	Carnival Corp.	138,104
717	Royal Caribbean Cruises Ltd.	84,950
		223,054
	Lodging - 0.4%
1,023	Hilton Worldwide Holdings, Inc.	85,011
1,195	Marriott International, Inc., Class A	149,698
1,831	MGM Resorts International	48,979
363	Wynn Resorts Ltd.	45,934
		329,622
	Machinery - Construction & Mining - 0.3%
2,035	Caterpillar, Inc.	279,487

	Machinery - Diversified - 0.7%
551	Cummins, Inc.	84,904
1,106	Deere & Co. (b)	181,428
489	Dover Corp.	44,269
409	Rockwell Automation, Inc.	73,031
354	Roper Technologies, Inc.	114,572
161	Wabtec Corp.	11,807
602	Xylem, Inc.	45,481
		555,492
	Media - 1.8%
878	Charter Communications, Inc., Class A **	302,831
15,805	Comcast Corp., Class A (a)	611,179
5,116	Walt Disney Co. (a)	577,290
		1,491,300
	Mining - 0.2%
5,034	Freeport-McMoRan, Inc.	64,939
1,826	Newmont Mining Corp.	62,303
		127,242

	Miscellaneous Manufacturing - 1.5%
2,008	3M Co. (a)	416,439
1,495	Eaton Corp PLC	119,256
30,007	General Electric Co.	311,773
1,135	Illinois Tool Works, Inc.	163,531
835	Ingersoll-Rand PLC	88,143
441	Parker-Hannifin Corp.	77,686
824	Textron, Inc.	44,743
		1,221,571
	Oil & Gas - 4.3%
1,733	Anadarko Petroleum Corp.	75,385
1,299	Apache Corp.	43,101
6,631	Chevron Corp. (a)	792,935
669	Concho Resources, Inc.	73,590
3,975	ConocoPhillips	269,704
1,747	Devon Energy Corp.	51,554
1,999	EOG Resources, Inc.	187,906
14,652	Exxon Mobil Corp. (a)	1,157,948
1,023	Hess Corp.	59,181
2,948	Marathon Oil Corp.	48,937
2,383	Marathon Petroleum Corp.	147,770
1,650	Noble Energy, Inc.	36,547
2,594	Occidental Petroleum Corp.	171,593
1,582	Phillips 66	152,441
574	Pioneer Natural Resources Co.	80,905
1,476	Valero Energy Corp.	120,383
		3,469,880
	Oil & Gas Services - 0.5%
3,809	Baker Hughes & GE Co., Class A	100,481
3,020	Halliburton Co.	92,684
1,311	National Oilwell Varco, Inc.	36,892
4,792	Schlumberger Ltd.	211,135
		441,192
	Packaging & Containers - 0.1%
1,154	Ball Corp.	63,216
878	Westrock Co.	32,820
		96,036
	Pharmaceuticals - 6.1%
5,256	AbbVie, Inc. (a)	416,485
1,152	Allergan PLC	158,642
5,671	Bristol-Myers Squibb Co.	292,964
1,018	Cardinal Health, Inc.	55,318
830	Cigna Corp.	144,785
3,523	CVS Health Corp.	203,735
3,663	Eli Lilly & Co. (a) (b)	462,600
9,278	Johnson & Johnson (a)	1,267,746
655	McKesson Corp.	83,290
9,193	Merck & Co., Inc. (a)	747,299
1,755	Mylan NV **	46,315
20,294	Pfizer, Inc. (a)	879,745
1,652	Zoetis, Inc., Class A	155,668
		4,914,592
	Pipelines - 0.4%
7,645	Kinder Morgan, Inc.	146,478
1,412	ONEOK, Inc.	90,735
4,188	Williams Cos., Inc.	111,778
		348,991
	Real Estate - 0.1%
1,161	CBRE Group, Inc., Class A **	57,771

	Real Estate Investment Trusts - 2.6%
358	Alexandria Real Estate Equities, Inc.	48,649
1,520	American Tower Corp.	267,748
462	AvalonBay Communities, Inc.	89,919
518	Boston Properties, Inc.	68,733
1,428	Crown Castle International Corp.	169,575
741	Digital Realty Trust, Inc.	83,822
269	Equinix, Inc.	113,922
1,266	Equity Residential	93,292
214	Essex Property Trust, Inc.	59,886
428	Extra Space Storage, Inc.	41,062
1,616	HCP, Inc.	49,724
2,564	Host Hotels & Resorts, Inc.	50,280
386	Mid-America Apartment Communities, Inc.	39,982
2,164	Prologis, Inc.	151,610
593	Public Storage	125,414
1,007	Realty Income Corp.	69,644
612	Regency Centers Corp.	39,933
379	SBA Communications Corp. **	68,432
1,058	Simon Property Group, Inc.	191,667
982	UDR, Inc.	43,620
1,211	Ventas, Inc.	75,990
642	Vornado Realty Trust	43,213
1,287	Welltower, Inc.	95,637
2,589	Weyerhaeuser Co.	64,440
		2,146,194

	Retail - 6.0%
243	Advance Auto Parts, Inc.	39,313
68	AutoZone, Inc. **	63,850
940	Best Buy Co., Inc.	64,710
588	CarMax, Inc. **	36,515
75	Chipotle Mexican Grill, Inc. **	45,565
1,515	Costco Wholesale Corp.	331,391
409	Darden Restaurants, Inc.	45,853
914	Dollar General Corp.	108,272
814	Dollar Tree, Inc. **	78,413
489	Genuine Parts Co.	53,193
3,955	Home Depot, Inc. (a)	732,229
567	Kohl's Corp.	38,289
2,786	Lowe's Cos., Inc.	292,781
1,079	Macy's, Inc.	26,748
2,645	McDonald's Corp. (a)	486,257
574	Nordstrom, Inc.	27,139
267	O'Reilly Automotive, Inc. **	99,313
1,292	Ross Stores, Inc.	122,520
4,529	Starbucks Corp.	318,208
985	Tapestry, Inc.	34,416
1,819	Target Corp.	132,132
407	Tiffany & Co.	38,681
4,312	TJX Cos., Inc.	221,162
409	Tractor Supply Co.	38,998
191	Ulta Beauty, Inc. **	59,686
3,279	Walgreens Boots Alliance, Inc.	233,432
10,163	Walmart, Inc. (a)	1,006,035
1,072	Yum! Brands, Inc.	101,304
		4,876,405
	Semiconductors - 3.7%
3,421	Advanced Micro Devices, Inc. **	80,496
1,277	Analog Devices, Inc. (b)	136,588
3,409	Applied Materials, Inc.	130,701

1,416	Broadcom, Inc. (a)		389,910
15,887	Intel Corp. (a)		841,375
531	Lam Research Corp.		93,504
802	Microchip Technology, Inc. (b)		69,670
3,919	Micron Technology, Inc. **		160,209
2,081	NVIDIA Corp.		321,015
5,100	QUALCOMM, Inc.		272,289
612	Skyworks Solutions, Inc.		49,976
3,317	Texas Instruments, Inc.		350,872
857	Xilinx, Inc.		107,382
			3,003,987
	Software - 6.8%
2,620	Activision Blizzard, Inc.		110,407
1,676	Adobe, Inc. ** (a)		439,950
748	Autodesk, Inc. **		121,931
1,125	Cerner Corp. **		62,944
1,029	Electronic Arts, Inc. **		98,558
1,116	Fidelity National Information Services, Inc.		120,695
1,361	Fiserv, Inc. **		115,263
882	Intuit, Inc.		217,969
26,712	Microsoft Corp. (a)		2,992,545
13,170	Oracle Corp. (a)		686,552
1,228	Paychex, Inc.		94,581
2,594	salesforce.com, Inc. **		424,508
			5,485,903
	Telecommunications - 3.2%
249	Arista Networks, Inc. **		71,027
25,208	AT&T, Inc. (a)		784,473
15,719	Cisco Systems, Inc. (a)		813,773
551	Motorola Solutions, Inc.		78,859
14,317	Verizon Communications, Inc. (a)		814,924
			2,563,056
	Toys/Games/Hobbies - 0.0% ^
423	Hasbro, Inc.		35,913

	Transportation - 1.8%
458	CH Robinson Worldwide, Inc.		41,394
2,916	CSX Corp.		211,906
593	Expeditors International of Washington, Inc.		44,445
905	FedEx Corp.		163,805
363	JB Hunt Transport Services, Inc.		39,084
936	Norfolk Southern Corp.		167,825
2,545	Union Pacific Corp.		426,796
2,964	United Parcel Service, Inc., Class B		326,633
			1,421,888
	Water - 0.1%
612	American Water Works Co., Inc.		62,192

	TOTAL COMMON STOCKS (Cost - $71,974,164)		79,618,781

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.7% *
	PURCHASED CALL OPTIONS - 0.0% ^
	S&P 500 Index
110	Expiration: March 2019, Exercise Price $2,820 **	30,629,390	1,925
175	Expiration: June 2019, Exercise Price $3,100 **	48,728,575	42,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $143,627)		43,925

	PURCHASED PUT OPTIONS - 0.7%
	S&P 500 Index (c)
18	Expiration: March 2019, Exercise Price $2,350 **	5,012,082	810

18	Expiration: March 2019, Exercise Price $2,410 **	5,012,082	1,215
50	Expiration: March 2019, Exercise Price $2,420 **	13,922,450	3,500
95	Expiration: April 2019, Exercise Price $2,590 **	26,452,655	111,625
95	Expiration: May 2019, Exercise Price $2,730 **	26,452,655	429,400
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,964,523)		546,550

	TOTAL PURCHASED OPTIONS (Cost - $2,108,150)		590,475
Shares
	SHORT-TERM INVESTMENTS - 4.0%
	Money Market Funds - 4.0%
3,222,439	Invesco Treasury Portfolio - Short-Term Investments Trust - Institutional Class, 2.29% +		3,222,439
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,222,439)		3,222,439

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%
	Money Market Funds - 1.1%
908,295	First American Government Obligations Fund, Class Z, 2.29% +		908,295
	TOTAL MONEY MARKET FUNDS (Cost - $908,295)		908,295

	TOTAL INVESTMENTS - 103.9% (Cost - $78,213,048)		84,339,990
	Liabilities In Excess Of Other Assets - (3.9)%		(3,156,101)
	NET ASSETS - 100.0%		$81,183,889

Contracts		Notional Amount	Value
	SCHEDULE OF WRITTEN OPTIONS - (3.6)% *
	SCHEDULE OF WRITTEN CALL OPTIONS - (3.4)%
	S&P 500 Index
18	Expiration: March 2019, Exercise Price $2,550 **	$ 5,012,082	$433,080
50	Expiration: March 2019, Exercise Price $2,600 **	13,922,450	957,750
18	Expiration: March 2019, Exercise Price $2,610 **	5,012,082	327,150
95	Expiration: April 2019, Exercise Price $2,740 **	26,452,655	803,225
95	Expiration: May 2019, Exercise Price $2,870 **	26,452,655	242,250
175	Expiration: June 2019, Exercise Price $3,200 **	48,728,575	21,438
	TOTAL WRITTEN CALL OPTIONS (Premiums Received - $931,278)		2,784,893

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.2)%
	S&P 500 Index
95	Expiration: April 2019, Exercise Price $2,360 **	26,452,655	33,250
95	Expiration: May 2019, Exercise Price $2,520 **	26,452,655	144,400
	TOTAL WRITTEN PUT OPTIONS (Premiums Received - $426,258)		177,650

	TOTAL WRITTEN OPTIONS (Premiums Received - $1,357,536)		$2,962,543

Percentages are stated as a percent of net assets.
* Each Option is exercisable into 100 shares of the underlying security.
** Non-income producing security.
+ Money Market Fund; interest rate reflects seven-day yield on February 28, 2019.
^ Less than 0.1%
(a) All or a portion of the security is segregated as collateral for written options. The value of the securities segregrated as collateral for written options is $29,414,515.
(b) All or a portion of this security is out on loan as of February 28, 2019.
(c) Held in connection with a written option, see Schedule of Written Options for more details.

Horizon Funds
PORTFOLIO OF INVESTMENTS
February 28, 2019 (Unaudited)

1.	ORGANIZATION
The Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund (each a “Fund” and together the “Funds”) are each a series of shares of beneficial interest of Horizon Funds (the “Trust”), a Delaware business trust organized on May 21, 2015. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Horizon Active Asset Allocation Fund is capital appreciation. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on January 31, 2012, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Risk Assist Fund is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on August 28, 2014, September 4, 2015 and September 9, 2016, respectively. The investment objective of the Horizon Active Income Fund is income. The Fund presently offers Investor Class shares, Advisor Class shares and Institutional Class shares, which commenced operations on September 30, 2013, February 8, 2016 and September 9, 2016, respectively.  The investment objective of the Horizon Active Dividend Fund is capital appreciation and current income.  The Fund presently offers Investor Class shares and Advisor Class shares, which commenced operations on December 28, 2016 and June 19, 2017, respectively.  The investment objective of the Horizon Defined Risk Fund is capital appreciation and capital preservation.  The Fund presently offers Investor class shares and Advisor Class shares, which commenced operations on December 28, 2017 and February 2, 2018, respectively.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

In determining a Fund’s net asset value (“NAV”) per share, equity securities, including common stocks and exchange traded funds, for which market quotations are readily available are valued at current market value using the last reported sales price. NASDAQ traded securities are valued using the NASDAQ official closing price (“NOCP”). If the NOCP is not available, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. When market quotations received are from an active market, the securities will be classified within Level 1 of the fair value hierarchy. If market quotations are not readily available, then securities are valued at fair value as determined by the Board of Trustees (or its delegate). Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by a pricing system selected by the Adviser and approved by the Board of Trustees of the Trust. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Adviser deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value. Purchased and written options are valued at the mean of the bid and the ask.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided, as described above, are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2019, for the Funds’ investments measured at fair value:

Horizon Active Asset Allocation Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$460,451,414	$-	$-	$460,451,414
Purchased Call Options	-	1,204,250	-	1,204,250
Purchased Put Options	-	267,250	-	267,250
Investments Purchased With Proceeds From Securities Lending	30,160,800	-	-	30,160,800
Short-Term Investments	6,233,991	-	-	6,233,991
Total	$496,846,205	$1,471,500	$-	$498,317,705

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$312,750	$-	$312,750
Written Put Options	-	227,500	-	227,500
Total	$-	$540,250	$-	$540,250

Horizon Active Risk Assist Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$775,841,076	$-	$-	$775,841,076
Common Stocks	59,183,990			59,183,990
Purchased Call Options	-	1,495,750	-	1,495,750
Purchased Put Options	-	852,500	-	852,500
Investments Purchased With Proceeds From Securities Lending	32,542,112	-	-	32,542,112
Short-Term Investments	20,007,284	-	-	20,007,284
Total	$887,574,462	$2,348,250	$-	$889,922,712

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$467,500	$-	$467,500
Written Put Options	-	325,000	-	325,000
Total	$-	$792,500	$-	$792,500

Horizon Active Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$240,296,524	$-	$-	$240,296,524
Preferred Stock	10,683,748	-	-	10,683,748
Convertible Preferred Stock	1,173,126	-	-	1,173,126
Purchased Call Options	-	223,000	-	223,000
Purchased Put Options	-	-	-	-
Investments Purchased With Proceeds From Securities Lending	40,512,675	-	-	40,512,675
Short-Term Investments	2,879,695	-	-	2,879,695
Total	$295,545,768	$223,000	$-	$295,768,768

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$186,000	$-	$186,000
Total	$-	$186,000	$-	$186,000

Horizon Active Dividend Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$89,946,823	$-	$-	$89,946,823
Purchased Call Options	-	54,000	-	54,000
Investments Purchased With Proceeds From Securities Lending	2,857,457	-	-	2,857,457
Short-Term Investments	10,775,907	-	-	10,775,907
Total	$103,580,187	$54,000	$-	$103,634,187

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$27,563	$-	$27,563
Total	$-	$27,563	$-	$27,563

Horizon Defined Risk Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$79,618,781	$-	$-	$79,618,781
Purchased Call Options	-	43,925	-	43,925
Purchased Put Options	-	546,550	-	546,550
Investments Purchased With Proceeds From Securities Lending	908,295	-	-	908,295
Short-Term Investments	3,222,439	-	-	3,222,439
Total	$83,749,515	$590,475	$-	$84,339,990

Liabilities *	Level 1	Level 2	Level 3	Total
Written Call Options	$-	$2,784,893	$-	$2,784,893
Written Put Options	-	177,650	-	177,650
Total	$-	$2,962,543	$-	$2,962,543

* Refer to the Portfolios of Investments for security classifications

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of registered investment company that is typically purchased and redeemed at net asset value (“NAV”) in large blocks of shares called “Creation Units”, and bought and sold in secondary markets on a securities exchange, where its shares trade like common stock. An index-based ETF represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Alternatively, ETFs may be actively managed in accordance with a particular investment strategy. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Funds enter into option contracts to meet the requirements of their trading activities. The risk in writing a call option is that the Funds may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

When a Fund writes a call or put option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call or put option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As the writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in price of the security underlying the written option.

A Fund may purchase put and call options. The Funds engage in options transactions on individual securities, ETFs, or indices to hedge against market declines or generate returns from falling asset prices. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The average quarterly value outstanding of purchased and written options during the period ended February 28, 2019, were as follows:

	Horizon Active Asset Allocation Fund	Horizon Active Risk Assist Fund	Horizon Active Income Fund	Horizon Active Dividend Fund	Horizon Defined Risk Fund
Purchased Options	$2,583,834	$2,859,444	$245,570	$6,726	$264,238
Written Options	$925,613	$635,113	$140,409	$8,738	$864,973

The following is a summary of the location of derivative investments on the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and Horizon Defined Risk Fund's Statements of Assets and Liabilities as of February 28, 2019 respectively:

Location on the Statements of Assets and Liabilities
Fund	Derivatives Investment Type	Asset Derivatives	Liability Derivatives
Active Asset Allocation Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Risk Assist Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Income Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Active Dividend Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value
Defined Risk Fund	Equity Risk Contracts	Investments in unaffiliated securities, at value	Options written, at value

Active Asset Allocation Fund
Derivatives Investment Value
Purchased Options	$1,471,500
Written Options	$540,250

Active Risk Assist Fund
Derivatives Investment Value
Purchased Options	$2,348,250
Written Options	$792,500

Active Income Fund
Derivatives Investment Value
Purchased Options	$223,000
Written Options	$186,000

Active Dividend Fund
Derivatives Investment Value
Purchased Options	$-
Written Options	$27,563

Defined Risk Fund
Derivatives Investment Value
Purchased Options	$590,475
Written Options	$2,962,543

The following table presents the Funds' liability derivatives available for offset under a master netting arrangement net of collateral pledged for the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund respectively, as of February 28, 2019.

Horizon Active Asset Allocation Fund
Liabilities:					Gross Amounts Not Offset in the Statements of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets & Liabilities	Net Amounts Presented in the Statements of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 540,250	(1)	$ -	$ 540,250	$ -	$ (540,250)	(2)	$ -
Total	$ 540,250		$ -	$ 540,250	$ -	$ (540,250)		$ -

Horizon Active Risk Assist Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 792,500	(1)	$ -	$ 792,500	$ -	$ (792,500)	(2)	$ -
Total	$ 792,500		$ -	$ 792,500	$ -	$ (792,500)		$ -

Horizon Active Income Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 186,000	(1)	$ -	$ 186,000	$ -	$ (186,000)	(2)	$ -
Total	$ 186,000		$ -	$ 186,000	$ -	$ (186,000)		$ -

Horizon Active Dividend Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 27,563	(1)	$ -	$ 27,563	$ -	$ (27,563)	(2)	$ -
Total	$ 27,563		$ -	$ 27,563	$ -	$ (27,563)		$ -

(1) Written options at value as presented within the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Horizon Defined Risk Fund
Liabilities:					Gross Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received		Net Amount
Description
Written Options	$ 2,962,543	(1)	$ -	$ 2,962,543	$ -	$ (2,962,543)	(2)	$ -
Total	$ 2,962,543		$ -	$ 2,962,543	$ -	$ (2,962,543)		$ -

(1) Written options at value as presented within the Portfolio of Investments.
(2) The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

3.	INVESTMENTS IN AFFILIATES

Active Risk Assist Fund

The Horizon Active Risk Assist Fund owned 5% or more of the voting securities of the following securities during the period ended February 28, 2019. Transactions during the period in these securities were as follows:

Security Name	Value at November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 28, 2019	Share Balance February 28, 2019
X-Trackers Russell 1000 Comprehensive Factor ETF*	$-	$23,927,239	$-	$964,093	$-	$-	$24,891,332	768,251
X-Trackers Russell 1000 US QARP ETF*	8,090,470	13,949,161	(4,336,869)	857,526	(785,901)	42,562	17,774,387	676,604
SPDR S&P Emerging Markets Dividend ETF*	-	32,224,365	-	212,706	-	-	32,437,071	1,019,713
Total	$8,090,470	$70,100,765	$(4,336,869)	$2,034,325	$(785,901)	$42,562	$75,102,790	2,464,568

*Affiliate as of February 28, 2019.

Active Income Fund

The Horizon Active Income Fund owned 5% or more of the voting securities of the following securities during the period ended February 28, 2019. Transactions during the period in these securities were as follows:

Security Name	Value at November 30, 2018	Value of Purchases	Value of Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Dividend Income	Value at February 28, 2019	Share Balance February 28, 2019
X-Trackers Short Duration High Yield Bond ETF*	$7,034,162	$-	$-	$117,197	$-	$100,687	$7,151,359	145,279
Janus Henderson Mortgage-Backed Securities ETF*	-	7,026,339	-	9,709	-	-	7,036,048	138,696
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund*	-	31,328,000	-	(89,600)	-	74,880	31,238,400	640,000
Total	$7,034,162	$38,354,339	$-	$37,305	$-	$175,567	$45,425,807	923,975

*Affiliate as of February 28, 2019.

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  _Horizon Funds

By (Signature and Title)* /s/ Robert Cannon
 Robert Cannon, President and Principal Executive Officer

Date  April 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert Cannon
 Robert Cannon, President and Principal Executive Officer

Date  April 23, 2019

              By (Signature and Title)*  /s/ Stephen Terry
 Stephen Terry, Treasurer and Principal Financial Officer

Date  April 23, 2019

* Print the name and title of each signing officer under his or her signature.